Financial risk management - Summary of Financial Instruments Exposed to Credit Risk by Economic Sectors (Detail) - PEN (S/) S/ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 86,262,600	S/ 84,649,834
Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	87,582,895	86,904,807
Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,499,632	2,438,026
Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,629,787	17,902,352
Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	623,718	1,373,548
Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	65,829,758	65,190,881
Impairment allowance for loans
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	(2,064,917)	(2,984,851)
Accrued interest [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	744,622	729,878
BCRP | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,486,172	15,929,132
BCRP | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,620,151	1,283,727
BCRP | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,866,021	14,645,405
Consumer loans [member] | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,578,669	11,465,126
Consumer loans [member] | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,578,669	11,465,126
Financial services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	12,540,851	9,380,387
Financial services | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,720,174	1,709,966
Financial services | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,942,437	1,931,549
Financial services | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	267,611	575,526
Financial services | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,610,629	5,163,346
Mortgage loans | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,593,923	7,759,851
Mortgage loans | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	35,818	36,781
Mortgage loans | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,558,105	7,723,070
Manufacturing | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,943,632	5,331,263
Manufacturing | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	198,923	121,387
Manufacturing | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	736,926	953,195
Manufacturing | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	100,697	87,316
Manufacturing | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,907,086	4,169,365
Commerce | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,329,307	5,774,607
Commerce | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	11,754	3,887
Commerce | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	129,666	88,894
Commerce | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	0	339,945
Commerce | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	5,187,887	5,341,881
Construction and infrastructure | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,498,775	3,843,364
Construction and infrastructure | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	6,414	11,515
Construction and infrastructure | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,677,270	2,853,982
Construction and infrastructure | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	43,180	41,483
Construction and infrastructure | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	771,911	936,384
Government of Peru | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	10,471,251	9,506,254
Government of Peru | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,246,077	6,855,324
Government of Peru | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,225,174	2,650,930
Electricity, gas, water and oil | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,300,288	2,813,910
Electricity, gas, water and oil | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	54,001	49,786
Electricity, gas, water and oil | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,234,861	1,522,877
Electricity, gas, water and oil | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	91,915	167,981
Electricity, gas, water and oil | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	919,511	1,073,266
Agriculture | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,813,241	1,522,866
Agriculture | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	7,824	7,945
Agriculture | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	26,198	30,177
Agriculture | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,857	1,522
Agriculture | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,777,362	1,483,222
Leaseholds and real estate activities | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	809,200	1,187,020
Leaseholds and real estate activities | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	37,608	32,654
Leaseholds and real estate activities | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	72,506	92,136
Leaseholds and real estate activities | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,580	4,551
Leaseholds and real estate activities | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	694,506	1,057,679
Communications, storage and transportation | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,154,537	2,342,053
Communications, storage and transportation | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	175,366	100,077
Communications, storage and transportation | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	355,501	247,774
Communications, storage and transportation | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	110,608	153,243
Communications, storage and transportation | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,513,062	1,840,959
Mining | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,721,231	1,773,394
Mining | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	8,824	4,710
Mining | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,030,543	1,041,323
Mining | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	681,864	727,361
Community services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	281,043	325,787
Community services | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	9,579	6,738
Community services | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	271,464	319,049
Insurance | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	19,811	194,291
Insurance | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	2,395	2,965
Insurance | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	17,416	191,326
Fishing | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	443,279	414,198
Fishing | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	0	2,339
Fishing | Gross carrying amount [member] | Equity instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,270	1,981
Fishing | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	440,009	409,878
Foreign governments | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	86,974	159,859
Foreign governments | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	86,974	159,859
Education, health and other services | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	393,614	535,626
Education, health and other services | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	3,968	13,309
Education, health and other services | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	104,545	101,356
Education, health and other services | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	285,101	420,961
Medicine and biotechnology | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	306,892	400,455
Medicine and biotechnology | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	117,396	114,147
Medicine and biotechnology | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	0	58,854
Medicine and biotechnology | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	189,496	227,454
Professional, scientific and technical activities | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,249,039	4,587,162
Professional, scientific and technical activities | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	15,637	22,305
Professional, scientific and technical activities | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	223,841	541,827
Professional, scientific and technical activities | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	4,009,561	4,023,030
Public administration and defense | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	290,455	475,541
Public administration and defense | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	28,847	183,929
Public administration and defense | Gross carrying amount [member] | Debt instruments measured at fair value through other comprehensive income [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	142,291	139,498
Public administration and defense | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	119,317	152,114
Others | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	100,148	54,832
Others | Gross carrying amount [member] | Designated at fair value through profit or loss
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	65,104	13,586
Others | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	35,044	41,246
Commercial and micro-business loans | Gross carrying amount [member]
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	1,170,563	1,127,829
Commercial and micro-business loans | Gross carrying amount [member] | Amortized cost
Disclosure of credit risk exposure [line items]
Financial Instruments Exposed to Credit Risk	S/ 1,170,563	S/ 1,127,829